Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments
May 31, 2024 - (Unaudited)
1
COMMON STOCKS - LONG — 82.72% Shares Fair Value
Communications — 5.87%
Alphabet, Inc., Class A
(a) (b)
8,500 $ 1,466,250
Netflix, Inc.
(a)
1,750 1,122,835
Spotify Technology SA
(a)
1,250 370,975
2,960,060
Consumer Discretionary — 6.25%
Amazon.com, Inc.
(a) (b)
10,000 1,764,400
Chipotle Mexican Grill, Inc.
(a) (b)
150 469,428
Domino's Pizza, Inc. 1,800 915,444
3,149,272
Consumer Staples — 4.83%
Hershey Co. (The) 5,750 1,137,523
PepsiCo, Inc.
(b)
7,500 1,296,750
2,434,273
Energy — 4.68%
Diamondback Energy, Inc.
(b)
3,750 747,225
Schlumberger Ltd.
(b)
12,250 562,153
TechnipFMC PLC
(b)
40,000 1,047,600
2,356,978
Financials — 9.95%
BlackRock, Inc. 1,450 1,119,443
CME Group, Inc. 5,500 1,116,390
Cullen/Frost Bankers, Inc. 9,500 965,010
Morgan Stanley 11,000 1,076,240
Nasdaq, Inc. 12,500 737,875
5,014,958
Health Care — 14.07%
Abbott Laboratories 5,000 510,950
Amgen, Inc. 4,100 1,253,985
DexCom , Inc.
(a) (b)
9,500 1,128,315
Intuitive Surgical, Inc.
(a) (b)
2,500 1,005,300
Regeneron Pharmaceuticals, Inc.
(a) (b)
1,050 1,029,168
Stryker Corp.
(b)
3,000 1,023,270
Thermo Fisher Scientific, Inc. 2,000 1,135,960
7,086,948
Industrials — 6.47%
Generac Holdings, Inc.
(a)
7,000 1,030,470
Lockheed Martin Corp., Class B
(b)
2,650 1,246,401
Vertiv Holdings Co., Class A 10,000 980,700
3,257,571
Technology — 30.60%
Adobe, Inc.
(a)
1,025 455,879
Advanced Micro Devices, Inc.
(a) (b)
5,000 834,500
Analog Devices, Inc.
(b)
3,500 820,715
Apple, Inc.
(b)
15,000 2,883,750
Applied Materials, Inc. 3,750 806,550
ASML Holding N.V. - ADR 1,000 960,350
Micron Technology, Inc. 9,500 1,187,500

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
May 31, 2024 - (Unaudited)
2
COMMON STOCKS - LONG — 82.72% - continued Shares Fair Value
Technology — 30.60% - continued
Microsoft Corp. 8,500 $ 3,528,605
NVIDIA Corp.
(b)
2,000 2,192,660
Palantir Technologies, Inc., Class A
(a)
35,000 758,800
Salesforce.com, Inc. 2,750 644,710
Snowflake, Inc.
(a)
2,500 340,450
15,414,469
Total COMMON STOCKS - LONG (Cost $39,879,736) 41,674,529
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
PURCHASED OPTIONS — 0.28%
PURCHASED PUT OPTIONS — 0.18%
Invesco QQQ Trust Series 1   75 $ 3,380,325 $ 405.00 6/24/2024 $ 2,550
Invesco QQQ Trust Series 1   75 3,380,325 410.00 6/24/2024 3,150
Invesco QQQ Trust Series 1   200 9,014,200 425.00 6/24/2024 19,000
Invesco QQQ Trust Series 1   100 4,507,100 435.00 6/24/2024 19,000
SPDR S&P 500 ETF Trust   75 3,955,275 515.00 8/19/2024 44,025
Total Purchased Put Options (Cost $284,852) 87,725
PURCHASED CALL OPTIONS — 0.10%
Apple, Inc. 35 $ 672,875 $ 180.00 7/22/2024 $ 51,450
Total Purchased Call Options (Cost $20,222) 51,450
Total Purchased Options (Cost $305,074) 139,175
Total Investments — 83.00%
    (Cost $40,184,810) 41,813,704
Other Assets in Excess of Liabilities — 17.00% 8,566,066
NET ASSETS — 100.00% $ 50,379,770
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on May 31, 2024 was $19,518,335.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments
May 31, 2024 - (Unaudited)
3
COMMON STOCKS - SHORT — (2.07)% Shares Fair Value
Communications - (0.20)%
Liberty Media Corp.
(a)
(500) $ (37,070)
Uber Technologies, Inc.
(a)
(1,000) (64,560)
(101,630)
Consumer Discretionary - (0.40)%
CarMax, Inc.
(a)
(1,500) (105,390)
Live Nation Entertainment, Inc.
(a)
(1,000) (93,740)
(199,130)
Consumer Staples - (0.05)%
Monster Beverage Corp.
(a)
(500) (25,960)
Financials - (0.36)%
Discover Financial Services (1,500) (183,990)
Health Care - (1.06)%
Eli Lilly & Co. (650) (533,221)
Total Common Stocks - Short (Proceeds Received $1,024,095) (1,043,931)
Total Securities Sold Short —   (2.07)% (Proceeds Received $1,024,095 ) $ (1,043,931)
(a) Non-dividend expense producing security.